Equity Incentive Plans (Details) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended				3 Months Ended		12 Months Ended
	Nov. 30, 2022	May 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Dec. 31, 2023	Dec. 31, 2022	Sep. 30, 2023	Sep. 30, 2022	Nov. 01, 2022	Oct. 31, 2022
Equity Incentive Plans (Details) [Line Items]
Aggregate shares of common stock (in Shares)								18,350,000
Stock based compensation expense						$ 12,705	$ 3,856	$ 15,476	$ 3,290
Weighted-average period						2 years 109 days		2 years 109 days
Issued of aggregate shares (in Shares)		500,000		400,000	200,000			605,000
Unrecognized compensation expense						$ 4,963		$ 5,401
Stock options outstanding						7,587		22,661
Stock options exercisable						7,587		19,981
Total intrinsic value						1,639	0	0	998
Fair value of options vested						$ 903	$ 785	$ 4,880	$ 2,253
Weighted-average grant date fair value of options (in Dollars per share)						$ 3.5	$ 3.6	$ 3.61	$ 3.4
Reserved shares of common stock (in Shares)						229,690,792		19,224,103
Fair market value percentage						85.00%
Common stock warrants (in Shares)				400,000			400,000	700,388
Purchased shares (in Shares)						390,440
2023 Equity Incentive Plan [Member]
Equity Incentive Plans (Details) [Line Items]
Reserved shares of common stock (in Shares)						2,290,183
2023 Employee Stock Purchase Plan [Member]
Equity Incentive Plans (Details) [Line Items]
Reserved shares of common stock (in Shares)						858,935
Class A Common Stock [Member]
Equity Incentive Plans (Details) [Line Items]
Common stock warrants (in Shares)						130,000					300,000
Purchased shares (in Shares)						1,975,000
Restricted Stock Units (RSUs) [Member]
Equity Incentive Plans (Details) [Line Items]
Stock based compensation expense								$ 3,203
Unrecognized compensation expense								$ 847
Weighted-average period						3 years 328 days		1 year 109 days
Aggregate of RSUs shares (in Shares)						4,104,746		209,494
Agreed to forfeit shares (in Shares)								670,000
Issued of aggregate shares (in Shares)						5,000,000
Employees shares (in Shares)	10,000,000
Forfeited shares (in Shares)	10,000,000
Common stock warrants (in Shares)						1,000,000
Stock based compensation expense						$ 10,858
Unrecognized compensation expense related				$ 33,628			$ 33,628
Restricted Stock Units (RSUs) [Member] | Agreement I [Member]
Equity Incentive Plans (Details) [Line Items]
RSUs granted, description								RSUs granted under Agreement I include two vesting schedules where 50% of the awards vest upon the closing of two acquisitions where the Company acquires at least a majority of the voting power or purchases substantially all of the assets of the target and 50% vest upon the satisfaction of revenue performance conditions.
Restricted Stock Units (RSUs) [Member] | Agreement II [Member]
Equity Incentive Plans (Details) [Line Items]
RSUs granted, description								RSUs granted under Agreement II vest at the earlier of (i) a service-based component beginning after a change of control, or (ii) service-based vesting subject to a 50% cliff after 10 to 14.5 months.
Restricted Stock Units (RSUs) [Member] | Service-based Vesting [Member]
Equity Incentive Plans (Details) [Line Items]
Stock based compensation expense								$ 4,833	$ 372
Restricted Stock Units (RSUs) [Member] | Officers and Key Employees [Member]
Equity Incentive Plans (Details) [Line Items]
Aggregate of RSUs shares (in Shares)										10,000,000
Agreed to forfeit shares (in Shares)			10,000,000
Issued of aggregate shares (in Shares)								5,000,000
Stock Options [Member] | Class A Common Stock [Member]
Equity Incentive Plans (Details) [Line Items]
Settled shares (in Shares)						168,235